GuideMark Large Cap Core Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Aerospace & Defense - 1.0%
Axon Enterprise, Inc.(a)	1,246	$366,623
Boeing Co.(a)	3,745	681,628
BWX Technologies, Inc.	5,826	553,470
Curtiss-Wright Corp.	2,687	728,123
General Dynamics Corp.	2,070	600,590
Howmet Aerospace, Inc.	12,716	987,143
Huntington Ingalls Industries, Inc.	1,770	436,004
L3Harris Technologies, Inc.	914	205,266
Lockheed Martin Corp.	782	365,272
RTX Corp.	9,798	983,621
Textron, Inc.	9,618	825,802
TransDigm Group, Inc.	679	867,497
		7,601,039

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	7,207	635,081
Expeditors International of Washington, Inc.	1,872	233,607
FedEx Corp.	2,843	852,445
GXO Logistics, Inc.(a)	5,430	274,215
		1,995,348

Automobile Components - 0.2%
BorgWarner, Inc.	16,194	522,095
Lear Corp.	4,440	507,092
Phinia, Inc.	3,238	127,448
		1,156,635

Automobiles - 0.8%
Harley-Davidson, Inc.(b)	22,031	738,920
Tesla, Inc.(a)	19,306	3,820,271
Thor Industries, Inc.(b)	17,325	1,619,021
		6,178,212

Banks - 2.2%
Bank of America Corp.	45,952	1,827,511
Citigroup, Inc.	30,702	1,948,349
Citizens Financial Group, Inc.	6,939	250,012
Comerica, Inc.(b)	6,671	340,488
First Citizens BancShares, Inc. - Class A	155	260,959
First Horizon Corp.	17,390	274,240
FNB Corp.(b)	22,529	308,197
JPMorgan Chase & Co.	29,791	6,025,528
KeyCorp	7,306	103,818
New York Community Bancorp, Inc.(b)	125,480	404,046
NU Holdings Ltd. - Class A(a)	27,540	354,991
Popular, Inc.	5,790	512,010
Regions Financial Corp.	13,484	270,219
Synovus Financial Corp.(b)	11,477	461,261
Wells Fargo & Co.	28,790	1,709,838
Western Alliance Bancorp	12,504	785,501
Wintrust Financial Corp.	2,597	255,960
Zions Bancorp NA	5,360	232,463
		16,325,391

Beverages - 0.9%
Boston Beer Co., Inc. - Class A(a)	1,634	498,452
Coca-Cola Co.	22,977	1,462,486
Constellation Brands, Inc. - Class A	633	162,858
Molson Coors Beverage Co. - Class B(b)	23,419	1,190,388
Monster Beverage Corp.(a)	8,652	432,167
PepsiCo, Inc.	15,685	2,586,927
		6,333,278

Biotechnology - 2.0%
AbbVie, Inc.	26,086	4,474,271
Amgen, Inc.	6,473	2,022,489
Biogen, Inc.(a)	2,039	472,681
Exelixis, Inc.(a)	37,670	846,445
Gilead Sciences, Inc.	16,868	1,157,314
Incyte Corp.(a)	10,362	628,144
Regeneron Pharmaceuticals, Inc.(a)	1,545	1,623,841
Roivant Sciences Ltd.(a)(b)	11,305	119,494
United Therapeutics Corp.(a)	3,702	1,179,272
Vertex Pharmaceuticals, Inc.(a)	5,127	2,403,127
		14,927,078

Broadline Retail - 4.1%
Amazon.com, Inc.(a)	120,907	23,365,278
Coupang, Inc.(a)(b)	7,884	165,170
eBay, Inc.	5,477	294,224
Etsy, Inc.(a)	6,469	381,542
Kohl's Corp.(b)	59,575	1,369,629
Macy's, Inc.	154,247	2,961,542
Nordstrom, Inc.	68,162	1,446,398
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	1,932	189,664
		30,173,447

Building Products - 1.3%
A O Smith Corp.	4,380	358,197
Advanced Drainage Systems, Inc.	2,364	379,162
Builders FirstSource, Inc.(a)	16,820	2,328,056
Carlisle Cos., Inc.	1,405	569,320
Carrier Global Corp.	5,251	331,233
Johnson Controls International PLC	3,927	261,028
Lennox International, Inc.(b)	1,985	1,061,935
Masco Corp.	9,739	649,299
Owens Corning, Inc.	11,792	2,048,506
Trane Technologies PLC	2,209	726,607
Trex Co., Inc.(a)	9,093	673,973
		9,387,316

Capital Markets - 1.8%
Affiliated Managers Group, Inc.	3,324	519,308
Ameriprise Financial, Inc.	3,553	1,517,806
Ares Management Corp. - Class A(b)	5,046	672,531
Bank of New York Mellon Corp.	12,111	725,328
BlackRock, Inc.	196	154,315
Blackstone, Inc.	2,145	265,551
Cboe Global Markets, Inc.	1,379	234,513
Charles Schwab Corp.	4,885	359,976
CME Group, Inc.	1,723	338,742
Coinbase Global, Inc. - Class A(a)	893	198,451
Evercore, Inc. - Class A	4,614	961,696
FactSet Research Systems, Inc.	1,273	519,728
Franklin Resources, Inc.(b)	12,432	277,855
Intercontinental Exchange, Inc.	1,684	230,523
Janus Henderson Group PLC	10,102	340,538
Jefferies Financial Group, Inc.	2,793	138,980
KKR & Co., Inc.	2,744	288,779
LPL Financial Holdings, Inc.	3,658	1,021,679
Moody's Corp.	2,500	1,052,325
Morgan Stanley	7,416	720,761
Northern Trust Corp.	1,741	146,209
Raymond James Financial, Inc.	3,530	436,343
S&P Global, Inc.	571	254,666
State Street Corp.	13,185	975,690
Stifel Financial Corp.	4,365	367,315
Tradeweb Markets, Inc. - Class A	1,522	161,332
XP, Inc. - Class A	5,265	92,611
		12,973,551

Chemicals - 0.8%
CF Industries Holdings, Inc.	4,468	331,168
Ecolab, Inc.	696	165,648
Linde PLC	2,963	1,300,194
Mosaic Co.	30,095	869,745
NewMarket Corp.	961	495,463
Olin Corp.	12,679	597,815
RPM International, Inc.	4,467	481,007
Sherwin-Williams Co.	2,391	713,546
Westlake Corp.	3,727	539,744
		5,494,330

Commercial Services & Supplies - 0.6%
Cintas Corp.	2,610	1,827,678
Clean Harbors, Inc.(a)	3,087	698,125
Copart, Inc.(a)	10,009	542,087
MSA Safety, Inc.	755	141,706
Republic Services, Inc.	838	162,857
Rollins, Inc.	18,949	924,522
Waste Management, Inc.	1,670	356,278
		4,653,253

Communications Equipment - 0.8%
Arista Networks, Inc.(a)	4,819	1,688,963
Cisco Systems, Inc.	44,251	2,102,365
F5, Inc.(a)	2,096	360,994
Juniper Networks, Inc.	6,819	248,621
Motorola Solutions, Inc.	2,603	1,004,888
Ubiquiti, Inc.	3,562	518,841
		5,924,672

Construction & Engineering - 0.5%
AECOM	5,969	526,108
EMCOR Group, Inc.	2,140	781,271
MasTec, Inc.(a)(b)	9,542	1,020,899
Quanta Services, Inc.	3,080	782,597
Valmont Industries, Inc.	1,832	502,792
		3,613,667

Construction Materials - 0.1%
Eagle Materials, Inc.	1,087	236,379
Vulcan Materials Co.	934	232,267
		468,646

Consumer Finance - 1.6%
Ally Financial, Inc.	56,139	2,227,034
American Express Co.	6,569	1,521,052
Capital One Financial Corp.	15,363	2,127,007
Credit Acceptance Corp.(a)	430	221,313
Discover Financial Services	7,853	1,027,251
OneMain Holdings, Inc.	31,579	1,531,266
SLM Corp.	29,662	616,673
Synchrony Financial	47,912	2,260,967
		11,532,563

Consumer Staples Distribution & Retail - 2.6%
Albertsons Cos., Inc. - Class A	40,250	794,937
BJ's Wholesale Club Holdings, Inc.(a)	6,956	611,015
Casey's General Stores, Inc.	4,345	1,657,878
Costco Wholesale Corp.	5,759	4,895,092
Dollar General Corp.	2,507	331,501
Dollar Tree, Inc.(a)	2,880	307,498
Grocery Outlet Holding Corp.(a)(b)	6,003	132,786
Kroger Co.	29,574	1,476,630
Performance Food Group Co.(a)	10,815	714,980
SYSCO Corp.	12,659	903,726
Target Corp.	6,457	955,894
US Foods Holding Corp.(a)	32,902	1,743,148
Walmart, Inc.	64,473	4,365,467
		18,890,552

Containers & Packaging - 0.2%
Ardagh Group SA(a)(c)	8,343	0
Berry Global Group, Inc.	13,981	822,782
WestRock Co.	18,273	918,401
		1,741,183

Distributors - 0.2%
Genuine Parts Co.	4,146	573,475
LKQ Corp.	16,411	682,533
Pool Corp.(b)	1,252	384,777
		1,640,785

Diversfied Financial Services - 0.0%(d)
GCI Liberty Inc SR Escrow(a)(c)	3,912	3,538

Diversified Consumer Services - 0.5%
ADT, Inc.	193,197	1,468,297
Grand Canyon Education, Inc.(a)	7,025	982,868
H&R Block, Inc.	21,259	1,152,875
		3,604,040

Diversified Telecommunication Services - 0.4%
AT&T, Inc.	95,328	1,821,718
Verizon Communications, Inc.	17,961	740,712
		2,562,430

Electric Utilities - 0.2%
Constellation Energy Corp.	5,020	1,005,355
Hawaiian Electric Industries, Inc.(b)	33,339	300,718
NRG Energy, Inc.	2,779	216,373
		1,522,446

Electrical Equipment - 0.7%
Acuity Brands, Inc.	4,333	1,046,159
AMETEK, Inc.	659	109,862
Eaton Corp. PLC	3,372	1,057,291
GE Vernova, Inc.(a)	2,610	447,641
Hubbell, Inc.(b)	1,864	681,255
nVent Electric PLC	10,055	770,314
Regal Rexnord Corp.(b)	1,387	187,550
Sensata Technologies Holding PLC	6,231	232,977
Vertiv Holdings Co. - Class A	7,007	606,596
		5,139,645

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. - Class A	12,732	857,755
Arrow Electronics, Inc.(a)	10,834	1,308,314
CDW Corp.	1,894	423,953
Coherent Corp.(a)	4,045	293,101
Crane NXT Co.(b)	5,215	320,305
Jabil, Inc.	7,721	839,967
Keysight Technologies, Inc.(a)	2,376	324,918
TD SYNNEX Corp.	15,037	1,735,270
Vontier Corp.	9,272	354,190
		6,457,773

Energy Equipment & Services - 0.1%
Baker Hughes Co.	5,248	184,572
Schlumberger NV	1,729	81,574
TechnipFMC PLC	17,540	458,671
		724,817

Entertainment - 0.8%
Electronic Arts, Inc.	3,690	514,128
Netflix, Inc.(a)	2,530	1,707,447
Playtika Holding Corp.	40,582	319,380
Spotify Technology SA(a)	2,454	770,041
Take-Two Interactive Software, Inc.(a)	864	134,343
TKO Group Holdings, Inc.	5,061	546,537
Walt Disney Co.	2,803	278,310
Warner Bros Discovery, Inc.(a)(b)	167,880	1,249,027
		5,519,213

Financial Services - 3.5%
Apollo Global Management, Inc.	6,074	717,157
Berkshire Hathaway, Inc. - Class B(a)	23,993	9,760,352
Corebridge Financial, Inc.(b)	76,251	2,220,429
Corpay, Inc.(a)	487	129,742
Equitable Holdings, Inc.	23,931	977,821
Euronet Worldwide, Inc.(a)	1,132	117,162
Fiserv, Inc.(a)	4,564	680,219
Jack Henry & Associates, Inc.	1,673	277,751
Mastercard, Inc. - Class A	8,972	3,958,088
MGIC Investment Corp.	35,667	768,624
UWM Holdings Corp.(b)	85,193	590,387
Visa, Inc. - Class A	16,217	4,256,476
Voya Financial, Inc.	8,526	606,625
Western Union Co.	36,755	449,146
		25,509,979

Food Products - 1.1%
Archer-Daniels-Midland Co.	17,676	1,068,514
Bunge Global SA	13,137	1,402,638
Darling International, Inc.(a)	1,855	68,171
Flowers Foods, Inc.	31,288	694,594
Freshpet, Inc.(a)	1,780	230,314
Hershey Co.	2,719	499,834
Ingredion, Inc.	4,284	491,375
Lamb Weston Holdings, Inc.	2,414	202,969
Mondelez International, Inc. - Class A	8,527	558,007
Post Holdings, Inc.(a)	12,414	1,293,042
Seaboard Corp.	391	1,235,849
		7,745,307

Gas Utilities - 0.1%
UGI Corp.	38,373	878,742

GICS~Airlines - 0.0%(d)
Delta Air Lines, Inc.	6,231	295,599

Ground Transportation - 0.5%
Landstar System, Inc.	5,668	1,045,633
Old Dominion Freight Line, Inc.	3,184	562,294
Saia, Inc.(a)(b)	675	320,146
Uber Technologies, Inc.(a)	12,196	886,405
Union Pacific Corp.	848	191,869
XPO, Inc.(a)	5,196	551,555
		3,557,902

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	12,384	1,286,821
Align Technology, Inc.(a)	1,319	318,446
Boston Scientific Corp.(a)	11,650	897,166
DexCom, Inc.(a)	604	68,482
Edwards Lifesciences Corp.(a)	7,825	722,795
Envista Holdings Corp.(a)(b)	23,412	389,342
IDEXX Laboratories, Inc.(a)	1,751	853,087
Inspire Medical Systems, Inc.(a)	1,123	150,291
Insulet Corp.(a)	1,333	268,999
Intuitive Surgical, Inc.(a)	1,769	786,940
Penumbra, Inc.(a)(b)	1,138	204,806
Solventum Corp.(a)	712	37,651
Stryker Corp.	1,946	662,127
Tandem Diabetes Care, Inc.(a)(b)	4,022	162,046
		6,808,999

Health Care Providers & Services - 3.0%
Amedisys, Inc.(a)	4,223	387,671
Cardinal Health, Inc.	8,553	840,931
Cencora, Inc.	2,943	663,058
Centene Corp.(a)	27,801	1,843,206
Chemed Corp.	1,069	580,018
Cigna Group	7,761	2,565,554
CVS Health Corp.	30,171	1,781,899
DaVita, Inc.(a)	1,742	241,389
Elevance Health, Inc.	3,110	1,685,185
Encompass Health Corp.	3,715	318,710
HCA Healthcare, Inc.	923	296,541
Henry Schein, Inc.(a)	7,263	465,558
Humana, Inc.	2,317	865,747
Labcorp Holdings, Inc.	1,762	358,585
McKesson Corp.	2,444	1,427,394
Molina Healthcare, Inc.(a)	856	254,489
Premier, Inc. - Class A	9,573	178,728
Tenet Healthcare Corp.(a)	5,343	710,779
UnitedHealth Group, Inc.	11,890	6,055,101
Universal Health Services, Inc. - Class B	2,191	405,182
		21,925,725

Health Care Technology - 0.1%
Teladoc Health, Inc.(a)	82,395	805,823

Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. - Class A(a)	1,194	181,046
Booking Holdings, Inc.	512	2,028,288
Boyd Gaming Corp.(b)	4,598	253,350
Caesars Entertainment, Inc.(a)	11,701	464,998
Chipotle Mexican Grill, Inc.(a)	10,100	632,765
Domino's Pizza, Inc.	1,420	733,189
DoorDash, Inc. - Class A(a)	1,334	145,112
DraftKings, Inc. - Class A(a)	7,378	281,618
Expedia Group, Inc.(a)	2,939	370,285
Hilton Worldwide Holdings, Inc.	768	167,578
Marriott International, Inc. - Class A	2,257	545,675
McDonald's Corp.	5,144	1,310,897
MGM Resorts International(a)	13,342	592,918
Penn Entertainment, Inc.(a)(b)	48,173	932,388
Royal Caribbean Cruises Ltd.(a)(b)	2,114	337,035
Starbucks Corp.	3,168	246,629
Texas Roadhouse, Inc.	1,768	303,583
Wingstop, Inc.	2,291	968,314
Yum! Brands, Inc.(b)	5,948	787,872
		11,283,540

Household Durables - 1.2%
DR Horton, Inc.	4,191	590,638
Garmin Ltd.	901	146,791
Lennar Corp. - Class A	11,135	1,668,802
Lennar Corp. - Class B	7,367	1,027,181
Mohawk Industries, Inc.(a)	7,056	801,491
Newell Rubbermaid, Inc.(b)	78,129	500,807
NVR, Inc.(a)	98	743,679
PulteGroup, Inc.	9,389	1,033,729
Tempur Sealy International, Inc.	14,750	698,265
Toll Brothers, Inc.	12,608	1,452,189
TopBuild Corp.(a)	734	282,788
		8,946,360

Household Products - 0.9%
Church & Dwight Co., Inc.	1,474	152,824
Clorox Co.	2,917	398,083
Colgate-Palmolive Co.	13,377	1,298,104
Kimberly-Clark Corp.	2,245	310,259
Procter & Gamble Co.	26,426	4,358,176
		6,517,446

Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp. - Class A(b)	19,943	565,983
Vistra Corp.	16,037	1,378,861
		1,944,844

Industrial Conglomerates - 0.3%
3M Co.	2,850	291,241
General Electric Co.	10,441	1,659,806
		1,951,047

Insurance - 2.1%
Aflac, Inc.	7,361	657,411
Allstate Corp.	915	146,089
American Financial Group, Inc.	1,129	138,890
American International Group, Inc.	15,281	1,134,461
Aon PLC - Class A	1,193	350,241
Arch Capital Group, Ltd.(a)	8,628	870,479
Arthur J. Gallagher & Co.	3,483	903,177
Assured Guaranty, Ltd.	2,459	189,712
Axis Capital Holdings Ltd.	6,629	468,339
Brown & Brown, Inc.	1,929	172,472
Chubb, Ltd.	2,064	526,485
CNA Financial Corp.	8,141	375,056
Everest Group Ltd.	1,455	554,384
Globe Life, Inc.	2,007	165,136
Hartford Financial Services Group, Inc.	1,053	105,869
Loews Corp.	5,876	439,172
Markel Group, Inc.(a)	168	264,711
Marsh & McLennan Cos., Inc.	8,724	1,838,321
Old Republic International Corp.	25,640	792,276
Primerica, Inc.(b)	1,676	396,508
Principal Financial Group, Inc.	15,200	1,192,440
Progressive Corp.	5,150	1,069,706
Reinsurance Group of America, Inc.	3,297	676,775
RenaissanceRe Holdings Ltd.	1,504	336,159
Unum Group	30,546	1,561,206
White Mountains Insurance Group Ltd.	186	338,046
		15,663,521

Interactive Media & Services - 6.0%
Alphabet, Inc. - Class A	78,835	14,359,795
Alphabet, Inc. - Class C	67,055	12,299,228
Match Group, Inc.(a)	11,622	353,076
Meta Platforms, Inc. - Class A	30,091	15,172,484
Pinterest, Inc. - Class A(a)	31,325	1,380,493
TripAdvisor, Inc.(a)	15,540	276,768
		43,841,844

IT Services - 1.6%
Accenture PLC - Class A	7,973	2,419,088
Akamai Technologies, Inc.(a)	5,531	498,232
Amdocs Ltd.	7,417	585,350
Cognizant Technology Solutions Corp. - Class A	14,162	963,016
DXC Technology Co.(a)(b)	126,715	2,418,989
EPAM Systems, Inc.(a)	1,505	283,106
Gartner, Inc.(a)	2,648	1,189,111
GoDaddy, Inc. - Class A(a)	3,806	531,736
International Business Machines Corp.	11,395	1,970,765
MongoDB, Inc.(a)	332	82,987
VeriSign, Inc.(a)	3,385	601,853
		11,544,233

Leisure Products - 0.1%
Mattel, Inc.(a)	13,597	221,087
Polaris, Inc.(b)	1,427	111,749
YETI Holdings, Inc.(a)	17,721	676,056
		1,008,892

Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. - Class A(a)	3,733	72,607
Agilent Technologies, Inc.	2,607	337,946
Avantor, Inc.(a)	11,646	246,895
Bruker Corp.	1,412	90,100
Danaher Corp.	3,246	811,013
IQVIA Holdings, Inc.(a)(b)	985	208,268
Mettler-Toledo International, Inc.(a)	581	812,000
Thermo Fisher Scientific, Inc.	2,038	1,127,014
Waters Corp.(a)	957	277,645
West Pharmaceutical Services, Inc.	698	229,914
		4,213,402

Machinery - 2.0%
AGCO Corp.	1,851	181,176
Allison Transmission Holdings, Inc.	12,055	914,974
Caterpillar, Inc.	2,937	978,315
Cummins, Inc.	1,664	460,812
Deere & Co.	1,294	483,477
Donaldson Co., Inc.	8,226	588,653
Esab Corp.(b)	12,874	1,215,692
Fortive Corp.	1,778	131,750
Gates Industrial Corp. PLC(a)	131,680	2,081,861
Illinois Tool Works, Inc.	3,219	762,774
Ingersoll Rand, Inc.	5,222	474,366
ITT, Inc.	2,228	287,813
Lincoln Electric Holdings, Inc.(b)	3,229	609,119
Nordson Corp.	424	98,343
Oshkosh Corp.	5,276	570,863
Otis Worldwide Corp.	4,777	459,834
PACCAR, Inc.	9,302	957,548
Parker-Hannifin Corp.	1,926	974,190
Pentair PLC	2,484	190,448
Snap-on, Inc.	2,044	534,281
Timken Co.	3,656	292,955
Toro Co.	3,534	330,464
Westinghouse Air Brake Technologies Corp.	6,174	975,801
		14,555,509

Marine Transportation - 0.1%
Kirby Corp.(a)	3,493	418,217

Media - 1.4%
Cable One, Inc.(b)	1,554	550,116
Comcast Corp. - Class A	37,405	1,464,780
Fox Corp. - Class A(b)	29,269	1,005,976
Fox Corp. - Class B	31,121	996,494
Liberty Media Corp.-Liberty SiriusXM(a)	58,655	1,299,795
Liberty Media Corp.-Liberty SiriusXM(a)(b)	57,491	1,273,426
New York Times Co. - Class A	8,350	427,603
News Corp. - Class A	30,133	830,767
News Corp. - Class B(b)	27,721	786,999
Nexstar Media Group, Inc.	7,065	1,172,861
Omnicom Group, Inc.	880	78,936
Sirius XM Holdings, Inc.(b)	69,109	195,578
		10,083,331

Metals & Mining - 0.7%
Cleveland-Cliffs, Inc.(a)(b)	73,643	1,133,366
Nucor Corp.	6,033	953,697
Reliance, Inc.	1,551	442,966
SSR Mining, Inc.	330,001	1,488,304
Steel Dynamics, Inc.	7,580	981,610
		4,999,943

Oil, Gas & Consumable Fuels - 3.2%
Antero Midstream Corp.(b)	18,767	276,625
APA Corp.(b)	17,646	519,498
Cheniere Energy, Inc.	2,554	446,516
Chevron Corp.(b)	11,142	1,742,832
ConocoPhillips	10,035	1,147,803
Devon Energy Corp.	6,574	311,608
Diamondback Energy, Inc.	3,471	694,859
EOG Resources, Inc.	8,464	1,065,364
EQT Corp.(b)	14,315	529,369
Exxon Mobil Corp.	46,641	5,369,312
Hess Corp.	744	109,755
HF Sinclair Corp.	22,678	1,209,644
Marathon Oil Corp.	20,137	577,328
Marathon Petroleum Corp.	14,879	2,581,209
Occidental Petroleum Corp.	2,404	151,524
ONEOK, Inc.	6,520	531,706
Ovintiv, Inc.	7,187	336,855
Phillips 66	11,853	1,673,288
Range Resources Corp.	11,115	372,686
Southwestern Energy Co.(a)(b)	162,415	1,093,053
Targa Resources Corp.	4,989	642,483
Valero Energy Corp.	12,955	2,030,826
		23,414,143

Passenger Airlines - 0.0%(d)
American Airlines Group, Inc.(a)	16,256	184,180

Personal Care Products - 0.1%
Coty, Inc. - Class A(a)(b)	26,238	262,905
Estee Lauder Cos., Inc. - Class A	3,254	346,225
Olaplex Holdings, Inc.(a)(b)	278,387	428,716
		1,037,846

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	34,417	1,429,338
Elanco Animal Health, Inc.(a)	12,937	186,681
Eli Lilly & Co.	11,642	10,540,434
Jazz Pharmaceuticals PLC(a)	7,167	764,934
Johnson & Johnson	29,095	4,252,525
Merck & Co., Inc.	35,269	4,366,302
Perrigo Co. PLC	15,864	407,388
Pfizer, Inc.	19,633	549,331
Viatris, Inc.(b)	201,945	2,146,675
Zoetis, Inc.	4,299	745,275
		25,388,883

Professional Services - 1.0%
Booz Allen Hamilton Holding Corp.	5,749	884,771
Broadridge Financial Solutions, Inc.	696	137,112
CACI International, Inc. - Class A(a)	1,072	461,099
Clarivate PLC(a)	92,336	525,392
Concentrix Corp.(b)	21,575	1,365,266
Dun & Bradstreet Holdings, Inc.	35,152	325,507
FTI Consulting, Inc.(a)	1,500	323,295
Leidos Holdings, Inc.	2,615	381,476
ManpowerGroup, Inc.	12,521	873,966
Paychex, Inc.(b)	1,298	153,891
Robert Half, Inc.	10,463	669,423
Science Applications International Corp.	3,843	451,745
SS&C Technologies Holdings, Inc.	4,607	288,721
Verisk Analytics, Inc.	857	231,004
		7,072,668

Real Estate Management & Development - 0.0%(d)
Jones Lang LaSalle, Inc.(a)	1,335	274,049

Semiconductors & Semiconductor Equipment - 10.3%
Advanced Micro Devices, Inc.(a)	11,623	1,885,367
Allegro MicroSystems, Inc.(a)(b)	13,452	379,884
Analog Devices, Inc.	3,209	732,486
Applied Materials, Inc.	13,516	3,189,641
Broadcom, Inc.	5,348	8,586,374
Cirrus Logic, Inc.(a)	11,566	1,476,515
Enphase Energy, Inc.(a)	2,018	201,215
Intel Corp.	21,080	652,848
KLA Corp.	3,068	2,529,597
Lam Research Corp.	2,202	2,344,800
Lattice Semiconductor Corp.(a)	9,114	528,521
Microchip Technology, Inc.	7,401	677,191
Micron Technology, Inc.	10,898	1,433,414
MKS Instruments, Inc.	5,884	768,333
Monolithic Power Systems, Inc.(b)	1,282	1,053,394
NVIDIA Corp.	330,410	40,818,851
ON Semiconductor Corp.(a)	10,615	727,658
Qorvo, Inc.(a)	7,249	841,174
QUALCOMM, Inc.	14,898	2,967,384
Skyworks Solutions, Inc.	7,732	824,077
Teradyne, Inc.	6,382	946,387
Texas Instruments, Inc.	9,419	1,832,278
		75,397,389

Software - 11.8%
Adobe, Inc.(a)	6,001	3,333,795
AppLovin Corp. - Class A(a)	37,098	3,087,295
Atlassian Corp. - Class A(a)	4,644	821,431
Autodesk, Inc.(a)	2,848	704,738
Cadence Design System, Inc.(a)	6,817	2,097,932
Crowdstrike Holdings, Inc. - Class A(a)	1,078	413,079
Datadog, Inc. - Class A(a)	4,629	600,335
DocuSign, Inc.(a)	11,768	629,588
Dolby Laboratories, Inc. - Class A	3,043	241,097
Dropbox, Inc. - Class A(a)	34,397	772,901
Elastic NV(a)	4,833	550,527
Fair Isaac Corp.(a)	1,229	1,829,563
Fortinet, Inc.(a)	18,088	1,090,164
Gen Digital, Inc.	11,021	275,305
Guidewire Software, Inc.(a)	1,324	182,566
HubSpot, Inc.(a)(b)	1,678	989,668
Informatica, Inc. - Class A(a)(b)	15,025	463,972
Intuit, Inc.	2,156	1,416,945
Manhattan Associates, Inc.(a)	5,113	1,261,275
Microsoft Corp.	108,511	48,498,991
NCR Voyix Corp.(a)	178,763	2,207,723
Nutanix, Inc. - Class A(a)	20,581	1,170,030
Oracle Corp.	10,139	1,431,627
Palantir Technologies, Inc. - Class A(a)	11,225	284,329
Palo Alto Networks, Inc.(a)	4,311	1,461,472
Pegasystems, Inc.	17,369	1,051,346
RingCentral, Inc. - Class A(a)	21,692	611,714
Roper Industries, Inc.	683	384,980
Salesforce, Inc.	9,914	2,548,889
ServiceNow, Inc.(a)	2,164	1,702,354
Smartsheet, Inc. - Class A(a)	11,043	486,775
Synopsys, Inc.(a)	2,941	1,750,071
Teradata Corp.(a)	29,616	1,023,529
Workday, Inc. - Class A(a)	1,466	327,739
Zoom Video Communications, Inc. - Class A(a)	7,380	436,822
		86,140,567

Specialty Retail - 3.9%
Advance Auto Parts, Inc.	2,873	181,947
AutoNation, Inc.(a)(b)	8,859	1,411,947
AutoZone, Inc.(a)	526	1,559,117
Bath & Body Works, Inc.	16,766	654,712
Best Buy Co., Inc.	7,733	651,815
Burlington Stores, Inc.(a)	2,830	679,200
Dick's Sporting Goods, Inc.	7,053	1,515,337
Floor & Decor Holdings, Inc. - Class A(a)(b)	2,505	249,022
GameStop Corp. - Class A(a)(b)	7,342	181,274
Gap, Inc.(b)	131,449	3,140,317
Home Depot, Inc.	12,073	4,156,010
Lowe's Cos., Inc.	8,055	1,775,805
O'Reilly Automotive, Inc.(a)	1,871	1,975,888
Penske Automotive Group, Inc.(b)	8,343	1,243,274
Petco Health & Wellness Co., Inc.(a)(b)	401,642	1,518,207
Ross Stores, Inc.	4,664	677,772
TJX Cos., Inc.	17,885	1,969,138
Tractor Supply Co.	2,884	778,680
Ulta Beauty, Inc.(a)	2,280	879,784
Victoria's Secret & Co.(a)	27,593	487,568
Wayfair, Inc. - Class A(a)(b)	12,445	656,225
Williams Sonoma, Inc.(b)	7,041	1,988,167
		28,331,206

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	209,496	44,124,047
Hewlett Packard Enterprise Co.	76,846	1,626,830
HP, Inc.	8,397	294,063
NetApp, Inc.	6,077	782,718
Pure Storage, Inc. - Class A(a)	18,395	1,181,143
		48,008,801

Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd.(a)	8,542	282,569
Carter's, Inc.(b)	7,250	449,282
Columbia Sportswear Co.(b)	4,901	387,571
Crocs, Inc.(a)	1,814	264,735
Deckers Outdoor Corp.(a)	2,222	2,150,785
lululemon athletica, Inc.(a)	3,166	945,684
NIKE, Inc. - Class B	12,032	906,852
PVH Corp.	9,796	1,037,103
Ralph Lauren Corp.	5,968	1,044,758
Skechers USA, Inc. - Class A(a)	12,142	839,255
Tapestry, Inc.	13,725	587,293
Under Armour, Inc. - Class A(a)(b)	74,915	499,683
Under Armour, Inc. - Class C(a)(b)	65,171	425,567
VF Corp.(b)	10,118	136,593
		9,957,730

Tobacco - 0.1%
Philip Morris International, Inc.	9,140	926,156

Trading Companies & Distributors - 1.0%
Core & Main, Inc. - Class A(a)	9,682	473,837
Fastenal Co.	14,970	940,715
Ferguson PLC	2,943	569,912
MSC Industrial Direct Co., Inc. - Class A	8,002	634,639
SiteOne Landscape Supply, Inc.(a)(b)	3,415	414,615
United Rentals, Inc.	621	401,619
W.W. Grainger, Inc.	1,852	1,670,948
Watsco, Inc.(b)	1,770	819,935
WESCO International, Inc.	6,296	998,042
		6,924,262

Wireless Telecommunication Services - 0.0%(d)
T-Mobile USA, Inc.	1,842	324,524
TOTAL COMMON STOCKS (Cost $340,250,985)		704,427,457

INVESTMENT COMPANIES - 2.1%	Shares	Value
Vanguard S&P 500 ETF(b)	30,730	15,368,995
TOTAL INVESTMENT COMPANIES (Cost $8,575,058)		15,368,995

REAL ESTATE INVESTMENT TRUSTS - 0.8%	Shares	Value
Annaly Capital Management, Inc.	10,280	195,937
BXP, Inc.(b)	3,358	206,719
EPR Properties(b)	5,185	217,666
Highwoods Properties, Inc.(b)	15,408	404,768
Host Hotels & Resorts, Inc.(b)	16,370	294,333
Iron Mountain, Inc.	4,205	376,852
Kilroy Realty Corp.(b)	14,018	436,941
Park Hotels & Resorts, Inc.(b)	140,437	2,103,746
Rithm Capital Corp.	105,140	1,147,078
Vornado Realty Trust(b)	24,584	646,313
Welltower, Inc.	2,529	263,648
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,466,620)		6,294,001

SHORT-TERM INVESTMENTS - 9.6%
Investments Purchased with Proceeds from Securities Lending - 9.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(e)	65,880,040	65,880,040

Money Market Funds - 0.6%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25%(e)	4,192,429	4,192,429
TOTAL SHORT-TERM INVESTMENTS (Cost $70,072,469)		70,072,469

TOTAL INVESTMENTS - 109.0% (Cost $424,365,132)		$796,162,922
Liabilities in Excess of Other Assets - (9.0)%		(66,015,603)
TOTAL NET ASSETS - 100.0%		$730,147,319

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $64,453,783 which represented 8.8% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,538 or 0.0% of net assets as of June 30, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.